Balance Sheet Components - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Depreciation [Abstract]
Depreciation expense	$ 11,247	$ 7,680	$ 7,234